October 12, 1995



U.S. Securities and Exchange Commission
OFICS Filer Support, Mail Stop 0-7
6432 General Green Way
Alexandria, VA  22312

       Re:    Oppenheimer Strategic Funds Trust, on behalf of
              Oppenheimer Strategic Diversified Income Fund
              Reg. No. 33-28598, File No. 811-5724
              Final Rule 24f-2 Notice

To the Securities and Exchange Commission:

       An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of the Investment Company Act of 1940 (the "1940 Act") by Oppenheimer Strategic Funds Trust (the "Trust") on behalf of one of its series, Oppenheimer Strategic Diversified Income Fund ("Strategic Diversified") accompanied by an opinion of counsel indicating that the securities, the registration of which this notice makes definite in number were legally issued, fully paid, and non-assessable. No filing fee is payable.

       Strategic Diversified reorganized into the other series of the Trust, Oppenheimer Strategic Income Fund on August 18, 1995, and this Notice is its final Notice under Rule 24f-2.

                                           Very truly yours,


                                           /s/ Regina D. Ruffo Tenzer, Esq.
                                           --------------------------------
                                           Regina D. Ruffo Tenzer, Esq.
                                           (212) 323-0801
RRT/lb
Enclosures

cc (w/enc):           Allan B. Adams, Esq.
                      Katherine P. Feld, Esq.
                      Mr. Robert Bishop
                      Ms. Gloria LaFond

Rule 24f-2 Notice for Oppenheimer Strategic Diversified Income Fund

Two World Trade Center, New York, New York  10048-0203

(Registration No. 33-28598, File No. 811-5724)


       NOTICE IS HEREBY GIVEN that Oppenheimer Strategic Diversified Income Fund ("Strategic Diversified"), a series of Oppenheimer Strategic Funds Trust, having previously filed by post-effective amendment of the registration statement of Oppenheimer Strategic Funds Trust, a declaration that an indefinite number of its securities were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to terminate such indefinite registration with respect to the Strategic Diversified series.

       (i) This Notice is being filed for the fiscal period commencing October 1, 1994 through August 18, 1995.

       (ii) No shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

       (iii) No shares were registered other than pursuant to this Rule during the above fiscal year.

       (iv) The number of shares sold during the above fiscal period was 5,647,823 (1).

       (v) 5,647,823 shares were sold during the above fiscal period in reliance upon registration pursuant to this Rule.

       Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this notice to be signed on its behalf this 12th day of October, 1995.

                             Oppenheimer Strategic Funds Trust on behalf of Oppenheimer Strategic Diversified Income Fund



                             By _____________________________________
                                 Andrew J. Donohue, Vice President


--------------------
(1) The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940, as follows:


              Value               Value
              Shares Sold         Shares Redeemed          Net                 Filing Fee
Class C       26,488,290          (70,839,753)             (44,351,463)        $0

                              MYER, SWANSON, ADAMS & WOLF, P.C.
                                     ATTORNEYS AT LAW
                             The Colorado State Bank Building
RENDLE MYER                  1600 Broadway - Suite 1850          OF COUNSEL
ALLAN B. ADAMS              Denver, Colorado 80202-4918       ROBERT SWANSON
ROBERT K. SWANSON           TELEPHONE (303) 866-9800             ________
THOMAS J. WOLF*             FACSIMILE (303) 866-9818          FRED E. NEEF

* BOARD CERTIFIED CIVIL TRIAL ADVOCATE                            (1910-1986)
BY THE NATIONAL BOARD OF TRIAL ADVOCACY
       _________

KEVIN M. BRADY


                                           October 10, 1995


Oppenheimer Strategic Funds Trust
  for the Oppenheimer Strategic Diversified Income Fund
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value Class C shares of the Oppenheimer Strategic Diversified Income Fund series of Oppenheimer Strategic Funds Trust, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period ended August 18, 1995, 5,647,823 shares of Class C shares of beneficial interest in the Oppenheimer Strategic Diversified Income Fund series were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

It is our opinion that the said shares of beneficial interest sold by the Oppenheimer Strategic Diversified Income Fund series of the Trust in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                                           Sincerely,


                                           /s/ Allan B. Adams
                                           ------------------------------------
                                           Allan B. Adams
                                           of MYER, SWANSON, ADAMS & WOLF, P.C.